Consolidated portfolio of investments—July 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 10.12%
Real estate: 10.12%
Health care REITs: 1.12%
Alexandria Real Estate Equities, Inc.	3,862	$295,173
Welltower, Inc.	11,214	1,851,095
		2,146,268
Industrial REITs: 1.56%
First Industrial Realty Trust, Inc.	10,466	509,904
Prologis, Inc.	14,840	1,584,615
Rexford Industrial Realty, Inc.	6,245	228,130
Terreno Realty Corp.	11,763	652,729
		2,975,378
Residential REITs: 2.16%
American Homes 4 Rent Class A	17,830	618,523
Camden Property Trust	6,034	658,913
Equity LifeStyle Properties, Inc.	9,645	577,928
Independence Realty Trust, Inc.	21,870	366,760
Invitation Homes, Inc.	19,357	593,292
Mid-America Apartment Communities, Inc.	5,087	724,541
Sun Communities, Inc.	4,786	593,608
		4,133,565
Retail REITs: 0.63%
Federal Realty Investment Trust	3,190	293,990
Simon Property Group, Inc.	5,534	906,414
		1,200,404
Specialized REITs: 4.65%
American Tower Corp.	9,333	1,944,904
Crown Castle, Inc.	5,015	527,026
CubeSmart	10,252	398,905
Equinix, Inc.	2,264	1,777,625
Extra Space Storage, Inc.	6,421	862,726
Four Corners Property Trust, Inc.	10,335	260,855
Gaming & Leisure Properties, Inc.	7,567	344,904
Iron Mountain, Inc.	9,480	922,973
SBA Communications Corp. Class A	4,541	1,020,453
VICI Properties, Inc. Class A	25,008	815,261
		8,875,632
Total common stocks (Cost $19,042,808)		19,331,247

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 40.90%
TIPS	0.13%	10-15-2026	$3,887,804	3,845,293
TIPS	0.13	4-15-2027	125,232	122,612
TIPS	0.13	1-15-2030	2,911,032	2,750,481
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 1

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	7-15-2030	$112,835	$106,112
TIPS	0.13	1-15-2031	4,642,923	4,304,907
TIPS	0.13	7-15-2031	7,567,709	6,969,617
TIPS	0.13	1-15-2032	7,566,390	6,857,939
TIPS	0.13	2-15-2052	5,473,326	2,858,947
TIPS	0.25	7-15-2029	2,362,502	2,270,875
TIPS	0.38	1-15-2027	119,763	118,152
TIPS	0.38	7-15-2027	1,182,654	1,166,892
TIPS	0.50	1-15-2028	6,984,884	6,852,661
TIPS	0.63	7-15-2032	121,696	113,419
TIPS	0.75	7-15-2028	115,251	113,876
TIPS	0.75	2-15-2042	8,400,217	6,476,547
TIPS	0.75	2-15-2045	143,330	103,616
TIPS	0.88	1-15-2029	114,573	112,837
TIPS	0.88	2-15-2047	213,059	152,534
TIPS	1.13	1-15-2033	118,703	113,247
TIPS	1.25	4-15-2028	107,166	106,932
TIPS	1.50	2-15-2053	1,654,511	1,286,413
TIPS	1.63	10-15-2027	119,363	120,678
TIPS	1.63	10-15-2029	102,157	103,463
TIPS	1.75	1-15-2028	122,749	124,120
TIPS	1.75	1-15-2034	1,458,779	1,442,354
TIPS	1.88	7-15-2034	793,918	792,704
TIPS	2.13	1-15-2035	3,137,165	3,176,875
TIPS	2.13	2-15-2040	2,312,596	2,271,905
TIPS	2.13	2-15-2041	704,563	685,346
TIPS	2.38	1-15-2027	4,909,366	4,983,753
TIPS	2.38	10-15-2028	6,559,125	6,798,069
TIPS	2.50	1-15-2029	104,803	108,944
TIPS	3.63	4-15-2028	6,319,964	6,704,300
TIPS	3.88	4-15-2029	3,676,021	4,006,562
Total U.S. Treasury securities (Cost $78,268,586)				78,122,982

		Yield	Shares
Short-term investments: 20.66%
Investment companies: 20.66%
Allspring Government Money Market Fund Select Class♠∞*		4.24	39,468,182	39,468,182
Total short-term investments (Cost $39,468,182)				39,468,182
Total investments in securities (Cost $136,779,576)	71.68%			136,922,411
Other assets and liabilities, net	28.32			54,092,975
Total net assets	100.00%			$191,015,386

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

See accompanying consolidated notes to portfolio of investments
2 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$55,705,784	$61,808,332	$(78,045,934)	$0	$0	$39,468,182	39,468,182	$380,056
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	6,473,056	AUD	9,906,000	Morgan Stanley Co.	9-17-2025	$101,857	$0
USD	983,439	AUD	1,505,000	Morgan Stanley Co.	9-17-2025	15,475	0
AUD	1,627,000	USD	1,070,812	Morgan Stanley Co.	9-17-2025	0	(24,381)
AUD	11,948,000	USD	7,863,588	Morgan Stanley Co.	9-17-2025	0	(179,045)
USD	15,223,724	AUD	23,392,000	Morgan Stanley Co.	9-17-2025	178,793	0
USD	1,430,010	BRL	8,096,000	Morgan Stanley Co.	9-17-2025	245	0
BRL	29,276,000	USD	5,171,068	Morgan Stanley Co.	9-17-2025	0	(888)
USD	751,417	BRL	4,176,000	Morgan Stanley Co.	9-17-2025	13,930	0
USD	931,714	BRL	5,178,000	Morgan Stanley Co.	9-17-2025	17,272	0
USD	2,591,448	BRL	14,594,000	Morgan Stanley Co.	9-17-2025	14,129	0
USD	869,813	CAD	1,183,000	Morgan Stanley Co.	9-17-2025	14,070	0
USD	11,375,952	CAD	15,472,000	Morgan Stanley Co.	9-17-2025	184,014	0
USD	6,070,847	CAD	8,249,000	Morgan Stanley Co.	9-17-2025	103,791	0
CAD	28,516,000	USD	20,986,334	Morgan Stanley Co.	9-17-2025	0	(358,795)
USD	1,161,328	CAD	1,597,000	Morgan Stanley Co.	9-17-2025	6,110	0
CHF	6,940,000	USD	8,566,643	Morgan Stanley Co.	9-17-2025	23,688	0
CHF	6,644,000	USD	8,201,264	Morgan Stanley Co.	9-17-2025	22,678	0
USD	1,886,383	CHF	1,477,000	Morgan Stanley Co.	9-17-2025	58,153	0
USD	1,698,639	CHF	1,330,000	Morgan Stanley Co.	9-17-2025	52,365	0
USD	3,242,994	CHF	2,602,000	Morgan Stanley Co.	9-17-2025	22,239	0
CZK	119,784,000	USD	5,567,685	Morgan Stanley Co.	9-17-2025	331	0
CZK	159,593,000	USD	7,418,048	Morgan Stanley Co.	9-17-2025	441	0
USD	1,417,590	CZK	29,653,000	Morgan Stanley Co.	9-17-2025	39,206	0
USD	3,837,146	CZK	80,265,000	Morgan Stanley Co.	9-17-2025	106,124	0
USD	3,900,889	CZK	83,387,000	Morgan Stanley Co.	9-17-2025	24,744	0
EUR	7,738,000	USD	8,938,086	Morgan Stanley Co.	9-17-2025	0	(81,731)
USD	2,154,243	EUR	1,865,000	Morgan Stanley Co.	9-17-2025	19,699	0
USD	1,803,686	EUR	1,523,000	Morgan Stanley Co.	9-17-2025	60,570	0
USD	3,310,646	EUR	2,861,000	Morgan Stanley Co.	9-17-2025	36,152	0
GBP	6,240,000	USD	8,452,679	Morgan Stanley Co.	9-17-2025	0	(208,290)
USD	2,506,003	GBP	1,850,000	Morgan Stanley Co.	9-17-2025	61,753	0
USD	1,705,630	GBP	1,243,000	Morgan Stanley Co.	9-17-2025	63,358	0
USD	701,188	GBP	511,000	Morgan Stanley Co.	9-17-2025	26,047	0
USD	1,677,172	GBP	1,257,000	Morgan Stanley Co.	9-17-2025	16,404	0
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 3

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	6,917,838	HUF	2,422,865,000	Morgan Stanley Co.	9-17-2025	$20,444	$0
HUF	2,064,091,000	USD	5,893,456	Morgan Stanley Co.	9-17-2025	0	(17,417)
USD	1,279,233	HUF	435,219,000	Morgan Stanley Co.	9-17-2025	40,254	0
HUF	1,893,590,000	USD	5,565,801	Morgan Stanley Co.	9-17-2025	0	(175,142)
USD	6,653,181	HUF	2,312,868,000	Morgan Stanley Co.	9-17-2025	68,925	0
IDR	198,218,299,000	USD	12,164,214	Morgan Stanley Co.	9-17-2025	0	(131,790)
USD	5,013,780	IDR	81,700,543,000	Morgan Stanley Co.	9-17-2025	54,320	0
IDR	32,528,613,000	USD	1,998,072	Morgan Stanley Co.	9-17-2025	0	(23,491)
USD	22,332,002	IDR	363,565,000,000	Morgan Stanley Co.	9-17-2025	262,556	0
USD	1,989,414	IDR	32,663,595,000	Morgan Stanley Co.	9-17-2025	6,640	0
USD	20,837,155	INR	1,788,453,000	Morgan Stanley Co.	9-17-2025	461,276	0
USD	6,131,772	INR	526,290,000	Morgan Stanley Co.	9-17-2025	135,740	0
INR	408,993,000	USD	4,766,429	Morgan Stanley Co.	9-17-2025	0	(106,764)
INR	333,516,000	USD	3,886,816	Morgan Stanley Co.	9-17-2025	0	(87,062)
INR	736,359,000	USD	8,435,391	Morgan Stanley Co.	9-17-2025	0	(46,039)
JPY	969,508,000	USD	6,765,503	Morgan Stanley Co.	9-17-2025	0	(304,849)
USD	2,183,973	JPY	312,967,000	Morgan Stanley Co.	9-17-2025	98,408	0
USD	1,367,008	JPY	194,478,000	Morgan Stanley Co.	9-17-2025	71,037	0
JPY	190,560,000	USD	1,339,468	Morgan Stanley Co.	9-17-2025	0	(69,606)
USD	2,777,235	JPY	410,494,000	Morgan Stanley Co.	9-17-2025	41,766	0
USD	7,408,637	KRW	10,104,492,000	Morgan Stanley Co.	9-17-2025	104,742	0
KRW	10,833,580,000	USD	7,943,206	Morgan Stanley Co.	9-17-2025	0	(112,300)
KRW	18,375,938,000	USD	13,622,401	Morgan Stanley Co.	9-17-2025	0	(339,604)
USD	3,550,671	KRW	4,789,677,000	Morgan Stanley Co.	9-17-2025	88,518	0
USD	5,180,730	KRW	7,190,713,000	Morgan Stanley Co.	9-17-2025	0	(16,979)
MXN	118,929,000	USD	6,211,906	Morgan Stanley Co.	9-17-2025	62,612	0
MXN	11,078,000	USD	578,627	Morgan Stanley Co.	9-17-2025	5,832	0
USD	1,369,185	MXN	25,818,000	Morgan Stanley Co.	9-17-2025	7,066	0
USD	1,444,067	MXN	27,230,000	Morgan Stanley Co.	9-17-2025	7,452	0
USD	815,489	MXN	15,385,000	Morgan Stanley Co.	9-17-2025	3,799	0
NOK	61,939,000	USD	6,150,756	Morgan Stanley Co.	9-17-2025	0	(158,085)
USD	10,489,324	NOK	105,629,000	Morgan Stanley Co.	9-17-2025	269,594	0
USD	1,242,294	NOK	12,501,000	Morgan Stanley Co.	9-17-2025	32,807	0
NOK	99,871,000	USD	9,924,737	Morgan Stanley Co.	9-17-2025	0	(262,100)
USD	1,816,022	NOK	18,550,000	Morgan Stanley Co.	9-17-2025	21,288	0
USD	6,576,561	NZD	10,843,000	Morgan Stanley Co.	9-17-2025	178,950	0
NZD	17,363,000	USD	10,531,111	Morgan Stanley Co.	9-17-2025	0	(286,554)
USD	14,090,761	NZD	23,074,000	Morgan Stanley Co.	9-17-2025	476,587	0
NZD	19,925,000	USD	12,167,739	Morgan Stanley Co.	9-17-2025	0	(411,545)
USD	862,473	NZD	1,447,000	Morgan Stanley Co.	9-17-2025	8,711	0
PLN	25,343,000	USD	6,830,533	Morgan Stanley Co.	9-17-2025	0	(72,915)
USD	5,500,165	PLN	20,407,000	Morgan Stanley Co.	9-17-2025	58,713	0
PLN	22,785,000	USD	6,315,177	Morgan Stanley Co.	9-17-2025	0	(239,640)
USD	1,588,980	PLN	5,733,000	Morgan Stanley Co.	9-17-2025	60,296	0
USD	2,462,199	PLN	9,149,000	Morgan Stanley Co.	9-17-2025	22,652	0
SEK	62,779,000	USD	6,605,639	Morgan Stanley Co.	9-17-2025	0	(174,391)
USD	768,110	SEK	7,300,000	Morgan Stanley Co.	9-17-2025	20,278	0
USD	1,580,715	SEK	14,924,000	Morgan Stanley Co.	9-17-2025	51,861	0
USD	1,415,695	SEK	13,366,000	Morgan Stanley Co.	9-17-2025	46,447	0
USD	8,634,899	SEK	83,161,000	Morgan Stanley Co.	9-17-2025	115,664	0
USD	6,230,575	ZAR	111,260,000	Morgan Stanley Co.	9-17-2025	141,328	0
ZAR	96,998,000	USD	5,431,901	Morgan Stanley Co.	9-17-2025	0	(123,212)
See accompanying consolidated notes to portfolio of investments
4 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
ZAR	55,031,000	USD	3,107,535	Morgan Stanley Co.	9-17-2025	$0	$(95,695)
USD	966,690	ZAR	17,119,000	Morgan Stanley Co.	9-17-2025	29,769	0
USD	2,230,182	ZAR	40,041,000	Morgan Stanley Co.	9-17-2025	38,742	0
CLP	296,539,000	USD	316,720	Morgan Stanley Co.	9-22-2025	0	(11,815)
CLP	4,381,296,000	USD	4,679,472	Morgan Stanley Co.	9-22-2025	0	(174,561)
USD	760,588	CLP	703,970,000	Morgan Stanley Co.	9-22-2025	36,756	0
USD	1,729,851	CLP	1,681,173,000	Morgan Stanley Co.	9-22-2025	1,245	0
						$4,436,713	$(4,294,686)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	74	8-15-2025	$6,603,213	$6,568,847	$0	$(34,366)
LME Primary Aluminum Futures**	35	8-18-2025	2,252,219	2,243,395	0	(8,824)
Volatility Index	139	8-20-2025	2,696,470	2,495,967	0	(200,503)
Hang Seng Index	93	8-28-2025	15,130,971	14,658,459	0	(472,512)
IFSC NIFTY 50 Index	282	8-28-2025	13,997,192	14,007,786	10,594	0
10-Year Euro BUND Index	270	9-8-2025	40,370,313	39,963,664	0	(406,649)
French Government Bond	169	9-8-2025	24,033,919	23,778,044	0	(255,875)
Gas Oil Futures**	15	9-11-2025	1,042,164	1,049,250	7,086	0
TOPIX Index	24	9-11-2025	4,450,162	4,693,369	243,207	0
10-Year Japanese Bond	13	9-12-2025	11,941,459	11,899,138	0	(42,321)
Hard Red Winter Wheat Futures**	120	9-12-2025	3,236,992	3,157,500	0	(79,492)
Wheat Futures**	44	9-12-2025	1,216,229	1,151,150	0	(65,079)
10-Year Australian Bond	702	9-15-2025	51,354,950	51,333,814	0	(21,136)
Japanese Yen Futures	109	9-15-2025	9,532,922	9,082,425	0	(450,497)
LME Copper Futures**	8	9-15-2025	1,968,091	1,918,666	0	(49,425)
LME Lead Futures**	6	9-15-2025	305,018	292,801	0	(12,217)
LME Nickel Futures**	7	9-15-2025	640,253	623,230	0	(17,023)
LME Zinc Futures**	9	9-15-2025	603,162	621,454	18,292	0
Swiss Franc Futures	45	9-15-2025	7,158,654	6,962,344	0	(196,310)
10-Year Canadian Bond	478	9-18-2025	41,829,637	41,576,617	0	(253,020)
S&P ASX Share Price Index 200	56	9-18-2025	7,721,431	7,830,176	108,745	0
S&P/TSX 60 Index	32	9-18-2025	7,329,097	7,488,684	159,587	0
10-Year U.S. Treasury Notes	564	9-19-2025	62,734,732	62,639,250	0	(95,482)
DAX Index	9	9-19-2025	6,088,690	6,203,817	115,127	0
E-Mini NASDAQ 100 Index	42	9-19-2025	18,743,214	19,626,600	883,386	0
E-Mini S&P 500 Index	224	9-19-2025	71,025,142	71,391,600	366,458	0
Euro STOXX 50 Index	331	9-19-2025	20,182,478	20,171,157	0	(11,321)
FTSE 100 Index	69	9-19-2025	8,121,204	8,314,230	193,026	0
MSCI Emerging Markets Index	26	9-19-2025	1,578,627	1,609,790	31,163	0
Long Gilt Futures	123	9-26-2025	15,063,801	14,970,464	0	(93,337)
Number 11 World Sugar Futures**	164	9-30-2025	2,890,778	3,003,168	112,390	0
Number 2 Cotton Futures**	74	12-8-2025	2,525,457	2,488,250	0	(37,207)
Corn Futures**	221	12-12-2025	4,877,343	4,571,937	0	(305,406)
Soybean Meal Futures**	179	12-12-2025	5,018,645	4,940,400	0	(78,245)
Soybean Oil Futures**	44	12-12-2025	1,415,664	1,445,136	29,472	0
Gold 100 Troy Ounces Futures**	1	12-29-2025	342,983	334,860	0	(8,123)
Short
LME Primary Aluminum Futures**	(16)	8-18-2025	(1,029,262)	(1,025,552)	3,710	0
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 5

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Light Sweet Crude Oil Futures**	(19)	8-20-2025	$(1,251,217)	$(1,315,940)	$0	$(64,723)
Henry Hub Natural Gas Futures**	(53)	8-27-2025	(1,807,006)	(1,646,180)	160,826	0
Brent Crude Oil Futures**	(22)	8-29-2025	(1,500,782)	(1,577,400)	0	(76,618)
NY Harbor ULSD Futures**	(10)	8-29-2025	(1,007,501)	(1,006,278)	1,223	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(10)	8-29-2025	(898,161)	(913,038)	0	(14,877)
30-Year Euro BUXL Futures	(155)	9-8-2025	(21,282,522)	(20,762,869)	519,653	0
Cocoa Futures**	(9)	9-15-2025	(733,015)	(765,540)	0	(32,525)
Euro Futures	(81)	9-15-2025	(11,656,615)	(11,603,756)	52,859	0
LME Copper Futures**	(1)	9-15-2025	(245,991)	(239,833)	6,158	0
LME Lead Futures**	(47)	9-15-2025	(2,388,359)	(2,293,612)	94,747	0
LME Nickel Futures**	(20)	9-15-2025	(1,828,732)	(1,780,658)	48,074	0
LME Zinc Futures**	(27)	9-15-2025	(1,808,944)	(1,864,364)	0	(55,420)
C Coffee Futures**	(14)	9-18-2025	(1,470,712)	(1,552,950)	0	(82,238)
E-Mini Russell 2000 Index	(41)	9-19-2025	(4,342,921)	(4,551,410)	0	(208,489)
U.S. Real Estate Index	(253)	9-19-2025	(9,266,077)	(9,156,070)	110,007	0
Silver Futures**	(1)	9-26-2025	(181,687)	(183,560)	0	(1,873)
Lean Hogs Futures**	(31)	10-14-2025	(1,163,665)	(1,110,730)	52,935	0
Live Cattle Futures**	(69)	10-31-2025	(6,043,460)	(6,158,940)	0	(115,480)
Soybean Futures**	(50)	11-14-2025	(2,673,217)	(2,473,125)	200,092	0
					$3,528,817	$(3,846,613)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
6 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2025, the Subsidiary had $27,257,141 of investments in affiliates and cash at broker segregated for futures contacts representing 99.05% of its net assets. As of July 31, 2025, the Portfolio held $27,518,415 in the Subsidiary, representing 16.83% of the Portfolio’s net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
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Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$19,331,247	$0	$0	$19,331,247
U.S. Treasury securities	78,122,982	0	0	78,122,982
Short-term investments
Investment companies	39,468,182	0	0	39,468,182
	136,922,411	0	0	136,922,411
Forward foreign currency contracts	0	4,436,713	0	4,436,713
Futures contracts	3,528,817	0	0	3,528,817
Total assets	$140,451,228	$4,436,713	$0	$144,887,941
Liabilities
Forward foreign currency contracts	$0	$4,294,686	$0	$4,294,686
Futures contracts	3,846,613	0	0	3,846,613
Total liabilities	$3,846,613	$4,294,686	$0	$8,141,299
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of July 31, 2025, $54,721,000 was segregated as cash collateral for these open futures contracts.  The Portfolio also had $350,002 segregated as cash collateral for open forward foreign currency contracts.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
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